ORGANIZATION AND BUSINESS OPERATIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization And Business Operations 1	100.00%
Organization And Business Operations 2	10,000
Organization And Business Operations 3	98.50%
Organization And Business Operations 4	9,850,000
Organization And Business Operations 5	10,000,418
Organization And Business Operations 6	3.51%
Organization And Business Operations 7	7.30%
Organization And Business Operations 8	2.08%
Organization And Business Operations 9	0.31%
Organization And Business Operations 10	3.12%
Organization And Business Operations 11	1.53%
Organization And Business Operations 12	0.92%
Organization And Business Operations 13	29.45%
Organization And Business Operations 14	51.78%
Organization And Business Operations 15	100.00%
Organization And Business Operations 16	80.00%
Organization And Business Operations 17	15.00%
Organization And Business Operations 18	5.00%
Organization And Business Operations 19	80.00%
Organization And Business Operations 20	100.00%
Organization And Business Operations 21	5.5
Organization And Business Operations 22	1,500,000
Organization And Business Operations 23	100.00%
Organization And Business Operations 24	$ 296,262,619
Organization And Business Operations 25	292,014,638
Organization And Business Operations 26	285,946,421
Organization And Business Operations 27	284,508,440
Organization And Business Operations 28	1,693,981
Organization And Business Operations 29	970,760
Organization And Business Operations 30	5,776,201
Organization And Business Operations 31	3,848,738
Organization And Business Operations 32	160,483,483
Organization And Business Operations 33	165,698,776
Organization And Business Operations 34	155,720,612
Organization And Business Operations 35	162,139,025
Organization And Business Operations 36	567,794
Organization And Business Operations 37	238,830
Organization And Business Operations 38	2,879,736
Organization And Business Operations 39	1,868,328
Organization And Business Operations 1		100.00%
Organization And Business Operations 2		10,000
Organization And Business Operations 3		98.50%
Organization And Business Operations 4		9,850,000
Organization And Business Operations 5		10,000,000
Organization And Business Operations 6		3.51%
Organization And Business Operations 7		7.30%
Organization And Business Operations 8		2.08%
Organization And Business Operations 9		0.31%
Organization And Business Operations 10		3.12%
Organization And Business Operations 11		1.53%
Organization And Business Operations 12		0.92%
Organization And Business Operations 13		29.45%
Organization And Business Operations 14		51.78%
Organization And Business Operations 15		100.00%
Organization And Business Operations 16		80.00%
Organization And Business Operations 17		15.00%
Organization And Business Operations 18		5.00%
Organization And Business Operations 19		80.00%
Organization And Business Operations 20		100.00%
Organization And Business Operations 21		80.00%
Organization And Business Operations 22		15.00%
Organization And Business Operations 23		5.00%
Organization And Business Operations 24		80.00%
Organization And Business Operations 25		100.00%
Organization And Business Operations 26		100.00%
Organization And Business Operations 27		608,038,370
Organization And Business Operations 28		589,318,547
Organization And Business Operations 29		1,681,844
Organization And Business Operations 30		11,113,109
Organization And Business Operations 31		475,022,529
Organization And Business Operations 32		456,446,007
Organization And Business Operations 33		1,889,208
Organization And Business Operations 34		$ 11,854,806